EARNINGS PER SHARE (Details) - shares	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Anti-dilutive securities excluded from computation of earnings per share
Number of shares issued to the share depository bank but are treated as escrowed shares	318,600		1,068,600
Common shares issuable upon assumed conversion of convertible debt, share options and restricted shares [Member]
Anti-dilutive securities excluded from computation of earnings per share
Anti-dilutive securities	11,792,642	22,915,216